UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8 f/k/a Dryden Index Series Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2010

Date of reporting period:	3/31/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	MARCH 31, 2010

Prudential Stock Index Fund

(Formerly known as Dryden Stock Index Fund)

Fund Type Large-cap stock Objective Provide investment results that correspond to the price and yield performance of the S&P 500 Index

This report is not authorized for distribution

to prospective investors unless preceded or

accompanied by a current prospectus.

The views expressed in this report and

information about the Fund’s portfolio holdings

are for the period covered by this report and are

subject to change thereafter.

The accompanying financial statements

as of March 31, 2010, were not audited

and, accordingly, no auditor’s opinion is

expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

May 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden Stock Index Fund to the Prudential Stock Index Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Investment Portfolios 8/Prudential Stock Index Fund

Prudential Investment Portfolios 8/Prudential Stock Index Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.79%; Class B, 1.77%; Class C, 1.57%; Class I, 0.43%; Class Z, 0.49%. Net operating expenses apply to: Class A, 0.57%; Class B, 1.55%; Class C, 1.35%; Class I, 0.21%; Class Z, 0.27%, after contractual reduction through 1/31/2011.

Cumulative Total Returns (without sales charges) as of 3/31/10
	Six Months	One Year	Five Years	Ten Years
Class A	11.58%	49.05%	7.46%	–10.49%
Class B	10.97	47.95	3.40	–17.07
Class C	11.08	48.00	3.33	–17.11
Class I	11.77	49.64	9.39	–7.38
Class Z	11.72	49.51	8.98	–8.16
S&P 500 Index	11.75	49.73	9.97	–6.35
Lipper Average	11.47	49.02	7.29	–10.65

Average Annual Total Returns (with sales charges) as of 3/31/10
		One Year	Five Years	Ten Years
Class A		44.21%	0.78%	–1.43%
Class B		42.95	0.48	–1.85
Class C		47.00	0.66	–1.86
Class I		49.64	1.81	–0.76
Class Z		49.51	1.73	–0.85
S&P 500 Index		49.73	1.92	–0.65
Lipper Average		49.02	1.41	–1.13

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class I and Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class I and Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It is a broad representation of how U.S. stock prices have performed.

Lipper EQ S&P 500 Index Objective Funds Average

The Lipper EQ S&P 500 Index Objective Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper EQ S&P 500 Index Objective Funds category for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis.

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	3

Your Fund’s Performance (continued)

S&P 500 Index as of 3/31/10

Source: Factset.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by Prudential Investments LLC, its affiliates, and subsidiaries. The Prudential Stock Index Fund is not sponsored, endorsed, sold, or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

The performance cited does not represent the performance of the Prudential Stock Index Fund. Past performance does not guarantee future results. Investors cannot invest directly in an index.

* Sector weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2009, at the beginning of the period, and held through the six-month period ended March 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investment funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Investment Portfolios 8/Prudential Stock Index Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Stock Index Fund		Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,115.80	0.57%	$3.01
	Hypothetical	$1,000.00	$1,022.09	0.57%	$2.87

Class B	Actual	$1,000.00	$1,109.70	1.55%	$8.15
	Hypothetical	$1,000.00	$1,017.20	1.55%	$7.80

Class C	Actual	$1,000.00	$1,110.80	1.35%	$7.10
	Hypothetical	$1,000.00	$1,018.20	1.35%	$6.79

Class I	Actual	$1,000.00	$1,117.70	0.21%	$1.11
	Hypothetical	$1,000.00	$1,023.88	0.21%	$1.06

Class Z	Actual	$1,000.00	$1,117.20	0.27%	$1.43
	Hypothetical	$1,000.00	$1,023.59	0.27%	$1.36

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2010, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS 97.1%

Aerospace & Defense 2.9%
58,784	Boeing Co. (The)	$4,268,306
31,812	General Dynamics Corp.	2,455,887
10,499	Goodrich Corp.	740,390
61,615	Honeywell International, Inc.	2,789,311
14,272	ITT Corp.	765,122
9,500	L-3 Communications Holdings, Inc.	870,485
26,256	Lockheed Martin Corp.	2,185,024
25,848	Northrop Grumman Corp.	1,694,853
9,900	Precision Castparts Corp.	1,254,429
30,844	Raytheon Co.	1,761,809
11,463	Rockwell Collins, Inc.	717,469
75,740	United Technologies Corp.	5,575,222

		25,078,307

Air Freight & Logistics 1.0%
12,600	C.H. Robinson Worldwide, Inc.	703,710
17,100	Expeditors International of Washington, Inc.	631,332
25,216	FedEx Corp.	2,355,174
80,400	United Parcel Service, Inc. (Class B Stock)	5,178,564

		8,868,780

Airlines 0.1%
56,774	Southwest Airlines Co.	750,552

Auto Components 0.2%
19,671	Goodyear Tire & Rubber Co. (The)(a)	248,641
57,056	Johnson Controls, Inc.	1,882,278

		2,130,919

Automobiles 0.4%
264,038	Ford Motor Co.(a)(b)	3,318,958
17,300	Harley-Davidson, Inc.	485,611

		3,804,569

Beverages 2.5%
8,020	Brown-Forman Corp. (Class B Stock)	476,789
185,632	Coca-Cola Co. (The)	10,209,760
26,400	Coca-Cola Enterprises, Inc.	730,224
13,500	Constellation Brands, Inc. (Class A Stock)(a)(b)	221,940

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	7

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Beverages (cont’d.)
19,200	Dr Pepper Snapple Group, Inc.	$675,264
12,494	Molson Coors Brewing Co. (Class B Stock)	525,498
129,251	PepsiCo, Inc.	8,551,246

		21,390,721

Biotechnology 1.5%
80,904	Amgen, Inc.(a)	4,834,823
24,120	Biogen Idec, Inc.(a)	1,383,523
35,100	Celgene Corp.(a)	2,174,796
5,800	Cephalon, Inc.(a)	393,124
18,200	Genzyme Corp.(a)	943,306
72,200	Gilead Sciences, Inc.(a)	3,283,656

		13,013,228

Building Products
24,926	Masco Corp.	386,851

Capital Markets 2.6%
21,271	Ameriprise Financial, Inc.	964,852
96,038	Bank of New York Mellon Corp. (The)(b)	2,965,653
73,311	Charles Schwab Corp. (The)(b)	1,370,183
56,400	E*Trade Financial Corp.(a)	93,060
8,100	Federated Investors, Inc. (Class B Stock)(b)	213,678
12,214	Franklin Resources, Inc.	1,354,533
41,000	Goldman Sachs Group, Inc. (The)	6,995,830
33,500	Invesco Ltd.(b)	733,985
14,500	Janus Capital Group, Inc.(b)	207,205
14,300	Legg Mason, Inc.	409,981
111,036	Morgan Stanley	3,252,244
19,062	Northern Trust Corp.	1,053,366
39,462	State Street Corp.	1,781,315
20,000	T. Rowe Price Group, Inc.	1,098,600

		22,494,485

Chemicals 1.8%
17,332	Air Products & Chemicals, Inc.	1,281,701
6,200	Airgas, Inc.	394,444
3,800	CF Industries Holdings, Inc.	346,484
91,836	Dow Chemical Co. (The)	2,715,591
71,344	E.I. du Pont de Nemours & Co.	2,656,851

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
6,693	Eastman Chemical Co.	$426,210
19,482	Ecolab, Inc.	856,234
4,500	FMC Corp.	272,430
6,375	International Flavors & Fragrances, Inc.	303,896
40,884	Monsanto Co.	2,919,935
13,874	PPG Industries, Inc.	907,360
23,958	Praxair, Inc.	1,988,514
10,132	Sigma-Aldrich Corp.	543,683

		15,613,333

Commercial Banks 3.0%
53,958	BB&T Corp.	1,747,700
11,861	Comerica, Inc.	451,192
66,073	Fifth Third Bancorp	897,932
16,744	First Horizon National Corp.(a)	235,258
61,229	Huntington Bancshares, Inc.	328,800
73,535	KeyCorp	569,896
5,200	M&T Bank Corp.(b)	412,776
38,099	Marshall & Ilsley Corp.	306,697
41,402	PNC Financial Services Group, Inc.	2,471,699
93,074	Regions Financial Corp.	730,631
41,683	SunTrust Banks, Inc.	1,116,687
153,195	U.S. Bancorp	3,964,687
407,316	Wells Fargo & Co.	12,675,674
15,300	Zions Bancorporation	333,846

		26,243,475

Commercial Services & Supplies 0.5%
8,068	Avery Dennison Corp.(b)	293,756
11,000	Cintas Corp.	308,990
13,900	Iron Mountain, Inc.(b)	380,860
15,525	Pitney Bowes, Inc.(b)	379,586
18,040	R.R. Donnelley & Sons Co.(b)	385,154
27,475	Republic Services, Inc.	797,324
6,600	Stericycle, Inc.(a)	359,700
38,313	Waste Management, Inc.(b)	1,319,117

		4,224,487

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	9

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment 2.4%
458,544	Cisco Systems, Inc.(a)	$11,935,900
10,000	Harris Corp.(b)	474,900
20,187	JDS Uniphase Corp.(a)	252,943
43,400	Juniper Networks, Inc.(a)	1,331,512
184,913	Motorola, Inc.(a)	1,298,089
132,800	QUALCOMM, Inc.	5,576,272
32,994	Tellabs, Inc.	249,765

		21,119,381

Computers & Peripherals 5.6%
71,924	Apple, Inc.(a)	16,897,105
135,840	Dell, Inc.(a)	2,038,959
164,204	EMC Corp.(a)	2,962,240
190,602	Hewlett-Packard Co.	10,130,496
104,334	International Business Machines Corp.	13,380,836
6,552	Lexmark International, Inc. (Class A Stock)(a)	236,396
27,300	NetApp, Inc.(a)	888,888
6,700	QLogic Corp.(a)	136,010
19,600	SanDisk Corp.(a)	678,748
14,600	Teradata Corp.(a)	421,794
17,700	Western Digital Corp.(a)	690,123

		48,461,595

Construction & Engineering 0.2%
13,974	Fluor Corp.	649,931
10,400	Jacobs Engineering Group, Inc.(a)	469,976
12,800	Quanta Services, Inc.(a)	245,248

		1,365,155

Construction Materials
7,900	Vulcan Materials Co.	373,196

Consumer Finance 0.8%
96,259	American Express Co.	3,971,646
37,066	Capital One Financial Corp.	1,534,903
44,618	Discover Financial Services	664,808
42,492	SLM Corp.(a)	532,000

		6,703,357

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Containers & Packaging 0.2%
7,732	Ball Corp.	$412,734
8,210	Bemis Co., Inc.	235,791
12,900	Owens-Illinois, Inc.(a)	458,466
10,458	Pactiv Corp.(a)	263,333
14,236	Sealed Air Corp.	300,095

		1,670,419

Distributors 0.1%
13,099	Genuine Parts Co.	553,302

Diversified Consumer Services 0.2%
11,000	Apollo Group, Inc. (Class A Stock)(a)	674,190
4,700	DeVry, Inc.	306,440
26,420	H&R Block, Inc.	470,276

		1,450,906

Diversified Financial Services 4.5%
797,395	Bank of America Corp.	14,233,501
1,557,955	Citigroup, Inc.(a)(b)	6,309,717
5,390	CME Group, Inc.	1,703,833
5,900	IntercontinentalExchange, Inc.(a)	661,862
315,293	JPMorgan Chase & Co.	14,109,362
15,800	Leucadia National Corp.(a)	391,998
15,476	Moody’s Corp.(b)	460,411
12,300	NASDAQ OMX Group, Inc. (The)(a)	259,776
22,000	NYSE Euronext	651,420

		38,781,880

Diversified Telecommunication Services 2.5%
473,531	AT&T, Inc.	12,236,041
23,672	CenturyTel, Inc.	839,409
28,600	Frontier Communications Corp.(b)	212,784
115,736	Qwest Communications International, Inc.	604,142
224,733	Verizon Communications, Inc.(b)	6,971,218
36,577	Windstream Corp.	398,323

		21,261,917

Electric Utilities 1.8%
15,300	Allegheny Energy, Inc.	351,900
38,191	American Electric Power Co., Inc.	1,305,368

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	11

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
105,769	Duke Energy Corp.	$1,726,150
25,762	Edison International	880,288
15,715	Entergy Corp.	1,278,415
54,056	Exelon Corp.	2,368,193
25,706	FirstEnergy Corp.(b)	1,004,848
34,272	FPL Group, Inc.	1,656,366
11,500	Northeast Utilities	317,860
18,400	Pepco Holdings, Inc.	315,560
7,900	Pinnacle West Capital Corp.	298,067
31,252	PPL Corp.	865,993
22,358	Progress Energy, Inc.	880,011
63,915	Southern Co. (The)	2,119,421

		15,368,440

Electrical Equipment 0.5%
61,250	Emerson Electric Co.	3,083,325
2,700	First Solar, Inc.(a)(b)	331,155
11,363	Rockwell Automation, Inc.(b)	640,419
5,800	Roper Industries, Inc.	335,472

		4,390,371

Electronic Equipment & Instruments 0.6%
27,398	Agilent Technologies, Inc.(a)(b)	942,217
13,100	Amphenol Corp. (Class A Stock)(b)	552,689
126,597	Corning, Inc.	2,558,526
9,800	FLIR Systems, Inc.(a)(b)	276,360
19,500	Jabil Circuit, Inc.	315,705
9,050	Molex, Inc.	188,783

		4,834,280

Energy Equipment & Services 1.7%
24,579	Baker Hughes, Inc.(b)	1,151,281
20,400	BJ Services Co.	436,560
20,000	Cameron International Corp.(a)	857,200
6,100	Diamond Offshore Drilling, Inc.(b)	541,741
9,300	FMC Technologies, Inc.(a)(b)	601,059
71,122	Halliburton Co.	2,142,906
8,800	Helmerich & Payne, Inc.	335,104
23,200	Nabors Industries Ltd.(a)(b)	455,416
33,200	National Oilwell Varco, Inc.	1,347,256

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
10,410	Rowan Cos., Inc.(a)(b)	$303,035
95,442	Schlumberger Ltd.	6,056,749
15,800	Smith International, Inc.	676,556

		14,904,863

Food & Staples Retailing 2.6%
35,208	Costco Wholesale Corp.	2,102,270
108,999	CVS Caremark Corp.	3,985,003
52,734	Kroger Co. (The)	1,142,218
30,000	Safeway, Inc.	745,800
17,878	SUPERVALU, Inc.	298,205
46,280	Sysco Corp.	1,365,260
79,178	Walgreen Co.	2,936,712
172,926	Wal-Mart Stores, Inc.	9,614,686
10,200	Whole Foods Market, Inc.(a)	368,730

		22,558,884

Food Products 1.8%
50,159	Archer-Daniels-Midland Co.	1,449,595
13,947	Campbell Soup Co.	493,026
36,743	ConAgra Foods, Inc.	921,147
15,400	Dean Foods Co.(a)(b)	241,626
26,572	General Mills, Inc.	1,881,032
26,114	H.J. Heinz Co.	1,191,060
12,916	Hershey Co. (The)	552,934
4,500	Hormel Foods Corp.	189,045
10,100	J.M. Smucker Co. (The)	608,626
20,970	Kellogg Co.	1,120,427
135,466	Kraft Foods, Inc. (Class A Stock)	4,096,492
11,300	McCormick & Co., Inc.(b)	433,468
14,366	Mead Johnson Nutrition Co.	747,453
57,086	Sara Lee Corp.	795,208
24,900	Tyson Foods, Inc. (Class A Stock)	476,835

		15,197,974

Gas Utilities 0.1%
8,500	EQT Corp.	348,500
3,300	Nicor, Inc.	138,336

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	13

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Gas Utilities (Cont’d.)
5,400	ONEOK, Inc.	$246,510
11,700	Questar Corp.	505,440

		1,238,786

Healthcare Equipment & Supplies 1.9%
47,974	Baxter International, Inc.	2,792,087
20,112	Becton, Dickinson and Co.	1,583,418
121,772	Boston Scientific Corp.(a)	879,194
7,612	C.R. Bard, Inc.	659,351
14,187	CareFusion Corp.(a)	374,949
11,300	DENTSPLY International, Inc.	393,805
13,707	Hospira, Inc.(a)	776,502
3,400	Intuitive Surgical, Inc.(a)(b)	1,183,642
89,758	Medtronic, Inc.	4,041,803
26,764	St. Jude Medical, Inc.(a)	1,098,662
22,900	Stryker Corp.	1,310,338
9,700	Varian Medical Systems, Inc.(a)(b)	536,701
17,311	Zimmer Holdings, Inc.(a)	1,024,811

		16,655,263

Healthcare Providers & Services 2.1%
34,272	Aetna, Inc.	1,203,290
22,800	AmerisourceBergen Corp.	659,376
28,873	Cardinal Health, Inc.	1,040,294
22,691	CIGNA Corp.	830,037
11,650	Coventry Health Care, Inc.(a)	287,988
8,100	DaVita, Inc.(a)	513,540
20,300	Express Scripts, Inc.(a)	2,065,728
13,710	Humana, Inc.(a)	641,216
8,800	Laboratory Corp. of America Holdings(a)(b)	666,248
21,476	McKesson Corp.	1,411,403
38,368	Medco Health Solutions, Inc.(a)	2,477,038
7,600	Patterson Cos., Inc.	235,980
13,000	Quest Diagnostics, Inc.	757,770
23,472	Tenet Healthcare Corp.(a)	134,260
92,248	UnitedHealth Group, Inc.	3,013,742
37,000	WellPoint, Inc.(a)	2,382,060

		18,319,970

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Home Builders 0.1%
20,000	D.R. Horton, Inc.(b)	$252,000
10,800	Lennar Corp. (Class A Stock)	185,868
17,411	PulteGroup, Inc.(a)(b)	195,876

		633,744

Hotels, Restaurants & Leisure 1.5%
30,000	Carnival Corp.	1,166,400
11,653	Darden Restaurants, Inc.	519,025
17,800	International Game Technology	328,410
20,570	Marriott International, Inc. (Class A Stock)(b)	648,366
86,730	McDonald’s Corp.	5,786,626
59,900	Starbucks Corp.(a)	1,453,773
15,800	Starwood Hotels & Resorts Worldwide, Inc.(b)	736,912
14,151	Wyndham Worldwide Corp.	364,105
4,300	Wynn Resorts Ltd.	326,069
38,564	Yum! Brands, Inc.	1,478,158

		12,807,844

Household Durables 0.3%
13,108	Fortune Brands, Inc.	635,869
5,900	Harman International Industries, Inc.(a)	276,002
14,800	Leggett & Platt, Inc.	320,272
26,327	Newell Rubbermaid, Inc.	400,170
11,988	Stanley Black & Decker, Inc.	688,231
5,885	Whirlpool Corp.	513,466

		2,834,010

Household Products 2.4%
11,032	Clorox Co.	707,593
39,730	Colgate-Palmolive Co.	3,387,380
33,216	Kimberly-Clark Corp.	2,088,622
233,323	Procter & Gamble Co. (The)	14,762,346

		20,945,941

Independent Power Producers & Energy Traders 0.2%
54,100	AES Corp. (The)(a)	595,100
15,829	Constellation Energy Group, Inc.	555,756
16,600	NRG Energy, Inc.(a)(b)	346,940

		1,497,796

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	15

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Industrial Conglomerates 2.4%
57,198	3M Co.	$4,780,037
850,272	General Electric Co.	15,474,950
15,934	Textron, Inc.(b)	338,279

		20,593,266

Insurance 3.8%
38,100	Aflac, Inc.	2,068,449
42,708	Allstate Corp. (The)	1,379,896
7,601	American International Group, Inc.(a)(b)	259,498
22,389	Aon Corp.	956,234
9,800	Assurant, Inc.	336,924
131,000	Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	10,646,370
26,768	Chubb Corp.	1,387,921
12,407	Cincinnati Financial Corp.	358,562
39,000	Genworth Financial, Inc.(a)	715,260
31,053	Hartford Financial Services Group, Inc. (The)	882,526
23,851	Lincoln National Corp.	732,226
28,117	Loews Corp.	1,048,202
43,240	Marsh & McLennan Cos., Inc.	1,055,921
65,000	MetLife, Inc.	2,817,100
25,700	Principal Financial Group, Inc.(b)	750,697
53,816	Progressive Corp. (The)	1,027,347
39,100	Prudential Financial, Inc.(e)	2,365,550
5,415	Torchmark Corp.	289,757
43,411	Travelers Cos., Inc. (The)	2,341,589
27,826	Unum Group	689,250
26,400	XL Capital Ltd. (Class A Stock)	498,960

		32,608,239

Internet & Catalog Retail 0.6%
26,600	Amazon.com, Inc.(a)	3,610,418
16,300	Expedia, Inc.	406,848
3,500	priceline.com, Inc.(a)	892,500

		4,909,766

Internet Software & Services 1.8%
13,800	Akamai Technologies, Inc.(a)	433,458
87,600	eBay, Inc.(a)	2,360,820
19,400	Google, Inc. (Class A Stock)(a)	10,999,994
12,000	Monster Worldwide, Inc.(a)(b)	199,320

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
14,600	VeriSign, Inc.(a)(b)	$379,746
93,800	Yahoo!, Inc.(a)	1,550,514

		15,923,852

IT Services 1.4%
39,678	Automatic Data Processing, Inc.	1,764,481
23,300	Cognizant Technology Solutions Corp. (Class A Stock)(a)	1,187,834
12,551	Computer Sciences Corp.(a)	683,904
24,500	Fidelity National Information Services, Inc.	574,280
11,800	Fiserv, Inc.(a)	598,968
7,500	Mastercard, Inc. (Class A Stock)(b)	1,905,000
26,125	Paychex, Inc.(b)	802,037
18,200	SAIC, Inc.(a)	322,140
15,371	Total System Services, Inc.	240,710
37,300	Visa, Inc. (Class A Stock)	3,395,419
53,652	Western Union Co. (The)	909,938

		12,384,711

Leisure Equipment & Products 0.1%
20,000	Eastman Kodak Co.(a)	115,800
9,654	Hasbro, Inc.	369,555
28,113	Mattel, Inc.	639,290

		1,124,645

Life Sciences Tools & Services 0.4%
14,652	Life Technologies Corp.(a)	765,860
4,461	Millipore Corp.(a)(b)	471,081
9,670	PerkinElmer, Inc.	231,113
33,702	Thermo Fisher Scientific, Inc.(a)	1,733,631
7,600	Waters Corp.(a)(b)	513,304

		3,714,989

Machinery 1.6%
47,556	Caterpillar, Inc.(b)	2,988,895
16,016	Cummins, Inc.	992,191
20,900	Danaher Corp.	1,670,119
35,080	Deere & Co.	2,085,857
15,862	Dover Corp.	741,548
13,254	Eaton Corp.	1,004,256
4,500	Flowserve Corp.	496,215

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	17

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery (cont’d.)
31,436	Illinois Tool Works, Inc.	$1,488,809
28,264	PACCAR, Inc.(b)	1,224,962
10,704	Pall Corp.	433,405
13,238	Parker Hannifin Corp.	857,028
4,742	Snap-On, Inc.	205,518

		14,188,803

Media 3.0%
52,476	CBS Corp. (Class B Stock)	731,515
234,285	Comcast Corp. (Class A Stock)	4,409,244
75,500	DIRECTV (Class A Stock)(a)	2,552,655
21,800	Discovery Communications, Inc. (Class A Stock)(a)(b)	736,622
20,589	Gannett Co., Inc.	340,130
31,812	Interpublic Group of Cos., Inc.(a)(b)	264,676
26,100	McGraw-Hill Cos., Inc. (The)	930,465
3,096	Meredith Corp.	106,533
7,000	New York Times Co. (The) (Class A Stock)(a)	77,910
179,600	News Corp. (Class A Stock)	2,588,036
25,134	Omnicom Group, Inc.	975,451
7,500	Scripps Networks Interactive, Inc. (Class A Stock)	332,625
93,474	Time Warner, Inc.	2,922,932
27,081	Time Warner Cable, Inc.	1,443,688
48,776	Viacom, Inc. (Class B Stock)(a)	1,676,919
153,413	Walt Disney Co. (The)	5,355,648
400	Washington Post Co. (The) (Class B Stock)	177,672

		25,622,721

Metals & Mining 1.1%
11,000	AK Steel Holding Corp.	251,460
80,644	Alcoa, Inc.	1,148,371
7,918	Allegheny Technologies, Inc.(b)	427,493
8,700	Cliffs Natural Resources, Inc.	617,265
36,546	Freeport-McMoRan Copper & Gold, Inc.	3,053,053
39,497	Newmont Mining Corp.	2,011,582
25,012	Nucor Corp.	1,135,044
3,000	Titanium Metals Corp.(a)	49,770
11,809	United States Steel Corp.	750,108

		9,444,146

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multiline Retail 0.9%
5,424	Big Lots, Inc.(a)	$197,542
11,100	Family Dollar Stores, Inc.	406,371
19,284	J.C. Penney Co., Inc.	620,367
24,300	Kohl’s Corp.(a)	1,331,154
34,782	Macy’s, Inc.	757,204
13,400	Nordstrom, Inc.	547,390
2,607	Sears Holdings Corp.(a)(b)	282,677
61,682	Target Corp.	3,244,473

		7,387,178

Multi-Utilities 1.2%
18,769	Ameren Corp.	489,496
29,779	CenterPoint Energy, Inc.	427,626
22,100	CMS Energy Corp.(b)	341,666
22,051	Consolidated Edison, Inc.	982,152
49,004	Dominion Resources, Inc.	2,014,554
13,987	DTE Energy Co.	623,820
6,208	Integrys Energy Group, Inc.	294,135
19,600	NiSource, Inc.	309,680
29,752	PG&E Corp.	1,262,080
41,194	Public Service Enterprise Group, Inc.	1,216,047
7,600	SCANA Corp.	285,684
20,698	Sempra Energy	1,032,830
15,900	TECO Energy, Inc.(b)	252,651
9,400	Wisconsin Energy Corp.	464,454
37,883	Xcel Energy, Inc.	803,120

		10,799,995

Office Electronics 0.1%
109,500	Xerox Corp.	1,067,625

Oil, Gas & Consumable Fuels 8.8%
39,336	Anadarko Petroleum Corp.	2,864,841
26,848	Apache Corp.	2,725,072
7,900	Cabot Oil & Gas Corp.	290,720
53,900	Chesapeake Energy Corp.	1,274,196
161,892	Chevron Corp.	12,276,270
119,057	ConocoPhillips	6,092,147
14,400	Consol Energy, Inc.	614,304
24,500	Denbury Resources, Inc.(a)(b)	413,315

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	19

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
35,200	Devon Energy Corp.	$2,267,936
57,804	El Paso Corp.	626,595
18,300	EOG Resources, Inc.	1,700,802
377,614	Exxon Mobil Corp.	25,292,586
23,134	Hess Corp.	1,447,032
56,278	Marathon Oil Corp.	1,780,636
6,800	Massey Energy Co.(b)	355,572
15,000	Murphy Oil Corp.	842,850
13,700	Noble Energy, Inc.	1,000,100
64,376	Occidental Petroleum Corp.	5,442,347
22,200	Peabody Energy Corp.	1,014,540
8,800	Pioneer Natural Resources Co.	495,616
13,000	Range Resources Corp.	609,310
27,500	Southwestern Energy Co.(a)	1,119,800
51,584	Spectra Energy Corp.	1,162,187
10,128	Sunoco, Inc.	300,903
8,400	Tesoro Corp.	116,760
47,200	Valero Energy Corp.	929,840
45,792	Williams Cos., Inc. (The)	1,057,795
46,616	XTO Energy, Inc.	2,199,343

		76,313,415

Paper & Forest Products 0.2%
35,784	International Paper Co.	880,644
14,735	MeadWestvaco Corp.	376,479
17,500	Weyerhaeuser Co.	792,225

		2,049,348

Personal Products 0.2%
33,244	Avon Products, Inc.(b)	1,125,974
9,400	Estee Lauder Cos., Inc. (The) (Class A Stock)	609,778

		1,735,752

Pharmaceuticals 5.9%
123,674	Abbott Laboratories	6,515,146
24,464	Allergan, Inc.	1,597,989
137,179	Bristol-Myers Squibb Co.	3,662,681
81,997	Eli Lilly & Co.(b)	2,969,931
25,800	Forest Laboratories, Inc.(a)	809,088
219,369	Johnson & Johnson	14,302,859

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
20,533	King Pharmaceuticals, Inc.(a)	$241,468
244,233	Merck & Co., Inc.	9,122,103
22,700	Mylan, Inc.(a)(b)	515,517
646,823	Pfizer, Inc.	11,093,014
8,700	Watson Pharmaceuticals, Inc.(a)	363,399

		51,193,195

Professional Services 0.1%
3,900	Dun & Bradstreet Corp. (The)	290,238
9,430	Equifax, Inc.	337,594
13,600	Robert Half International, Inc.(b)	413,848

		1,041,680

Real Estate Investment Trust 1.2%
11,780	Apartment Investment & Management Co. (Class A Stock)	216,870
6,911	AvalonBay Communities, Inc.(b)	596,765
11,200	Boston Properties, Inc.(b)	844,928
22,700	Equity Residential(b)	888,705
23,000	HCP, Inc.	759,000
9,600	Health Care REIT, Inc.(b)	434,208
51,336	Host Hotels & Resorts, Inc.(b)	752,072
31,000	Kimco Realty Corp.(b)	484,840
12,600	Plum Creek Timber Co., Inc.	490,266
38,400	ProLogis	506,880
9,900	Public Storage(b)	910,701
22,339	Simon Property Group, Inc.	1,874,242
13,200	Ventas, Inc.	626,736
12,584	Vornado Realty Trust(b)	952,609

		10,338,822

Real Estate Management & Development
17,300	C.B. Richard Ellis Group, Inc. (Class A Stock)(a)	274,205

Road & Rail 0.7%
31,106	CSX Corp.	1,583,295
30,011	Norfolk Southern Corp.	1,677,315
5,121	Ryder System, Inc.	198,490
40,258	Union Pacific Corp.	2,950,912

		6,410,012

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	21

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 2.5%
45,124	Advanced Micro Devices, Inc.(a)	$418,300
24,500	Altera Corp.	595,595
23,600	Analog Devices, Inc.	680,152
107,888	Applied Materials, Inc.	1,454,330
35,300	Broadcom Corp. (Class A Stock)(b)	1,171,254
446,488	Intel Corp.	9,938,823
11,320	KLA-Tencor Corp.	350,014
17,500	Linear Technology Corp.	494,900
54,644	LSI Corp.(a)	334,421
15,300	MEMC Electronic Materials, Inc.(a)	234,549
14,200	Microchip Technology, Inc.(b)	399,872
63,616	Micron Technology, Inc.(a)	660,970
15,452	National Semiconductor Corp.	223,281
9,400	Novellus Systems, Inc.(a)(b)	235,000
45,800	NVIDIA Corp.(a)	796,004
14,100	Teradyne, Inc.(a)(b)	157,497
104,752	Texas Instruments, Inc.	2,563,282
22,200	Xilinx, Inc.	566,100

		21,274,344

Software 4.0%
41,740	Adobe Systems, Inc.(a)	1,476,344
19,320	Autodesk, Inc.(a)	568,394
15,100	BMC Software, Inc.(a)	573,800
32,758	CA, Inc.	768,830
15,400	Citrix Systems, Inc.(a)(b)	731,038
16,600	Compuware Corp.(a)	139,440
23,300	Electronic Arts, Inc.(a)	434,778
29,400	Intuit, Inc.(a)	1,009,596
12,400	McAfee, Inc.(a)	497,612
612,112	Microsoft Corp.	17,916,518
29,602	Novell, Inc.(a)	177,316
310,840	Oracle Corp.	7,985,480
15,600	Red Hat, Inc.(a)(b)	456,612
7,300	Salesforce.com, Inc.(a)	543,485
71,917	Symantec Corp.(a)	1,216,836

		34,496,079

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail 2.0%
7,400	Abercrombie & Fitch Co. (Class A Stock)	$337,736
7,823	AutoNation, Inc.(a)(b)	141,440
2,300	AutoZone, Inc.(a)(b)	398,107
22,400	Bed Bath & Beyond, Inc.(a)(b)	980,224
28,600	Best Buy Co., Inc.(b)	1,216,644
13,900	GameStop Corp. (Class A Stock)(a)(b)	304,549
44,813	Gap, Inc. (The)	1,035,628
136,484	Home Depot, Inc. (The)	4,415,257
21,422	Limited Brands, Inc.	527,410
119,696	Lowe’s Cos., Inc.	2,901,431
28,200	Office Depot, Inc.(a)	225,036
7,000	O’Reilly Automotive, Inc.(a)(b)	291,970
9,854	RadioShack Corp.(b)	222,996
7,700	Ross Stores, Inc.	411,719
7,716	Sherwin-Williams Co. (The)	522,219
58,625	Staples, Inc.	1,371,239
9,100	Tiffany & Co.	432,159
35,032	TJX Cos., Inc.	1,489,561
6,700	Urban Outfitters, Inc.(a)	254,801

		17,480,126

Textiles, Apparel & Luxury Goods 0.5%
29,900	Coach, Inc.	1,181,648
31,676	NIKE, Inc. (Class B Stock)	2,328,186
5,100	Polo Ralph Lauren Corp.	433,704
6,934	V.F. Corp.	555,760

		4,499,298

Thrifts & Mortgage Finance 0.1%
44,400	Hudson City Bancorp, Inc.	628,704
28,700	People’s United Financial, Inc.(b)	448,868

		1,077,572

Tobacco 1.5%
166,979	Altria Group, Inc.	3,426,409
13,260	Lorillard, Inc.	997,682
149,779	Philip Morris International, Inc.	7,812,473
13,100	Reynolds American, Inc.	707,138

		12,943,702

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	23

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Trading Companies & Distributors 0.1%
8,700	Fastenal Co.(b)	$417,513
5,074	W.W. Grainger, Inc.	548,601

		966,114

Wireless Telecommunication Services 0.3%
31,200	American Tower Corp. (Class A Stock)(a)	1,329,432
15,700	MetroPCS Communications, Inc.(a)(b)	111,156
249,274	Sprint Nextel Corp.(a)	947,241

		2,387,829
	TOTAL LONG-TERM INVESTMENTS (cost $485,340,947)	842,180,410

SHORT-TERM INVESTMENTS 10.8%
Affiliated Money Market Mutual Fund 10.4%
90,339,976	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $90,339,976; includes $66,412,040 of cash collateral received for securities on loan) (Note 3)(c)(d)(e)	90,339,976

Principal Amount (000)

U.S. Treasury Security 0.4%
	U.S. Treasury Bill
$ 3,000	0.146%, 6/17/10 (cost $2,999,075)(f)(g)	2,999,070

	TOTAL SHORT-TERM INVESTMENTS (cost $93,339,051)	93,339,046

	TOTAL INVESTMENTS 107.9% (cost $578,679,998; Note 5)	935,519,456
	Liabilities in excess of other assets(h) (7.9%)	(68,472,910)

	NET ASSETS 100.0%	$867,046,546

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $64,187,187; cash collateral of $66,412,040 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Affiliated security.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Security segregated as collateral for future contracts.
(h)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at March 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2010	Unrealized Appreciation
	Long Position:
90	S&P 500 Index Futures	Jun. 10	$25,888,660	$26,217,000	$328,340

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	25

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$842,180,410	$—	$—
U.S. Treasury Security	—	2,999,070	—
Affiliated Money Market Mutual Fund	90,339,976	—	—

	932,520,386	2,999,070	—
Other Financial Instruments*	328,340	—	—

Total	$932,848,726	$2,999,070	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2010 and September 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 was as follows:

Affiliated Money Market Mutual Fund (including 7.7% of collateral received for securities on loan)	10.4%
Oil, Gas & Consumable Fuels	8.8
Pharmaceuticals	5.9
Computers & Peripherals	5.6
Diversified Financial Services	4.5
Software	4.0
Insurance	3.8
Commercial Banks	3.0
Media	3.0
Aerospace & Defense	2.9
Capital Markets	2.6
Food & Staples Retailing	2.6
Beverages	2.5
Diversified Telecommunication Services	2.5
Semiconductors & Semiconductor Equipment	2.5
Communications Equipment	2.4
Household Products	2.4
Industrial Conglomerates	2.4
Healthcare Providers & Services	2.1
Specialty Retail	2.0
Healthcare Equipment & Supplies	1.9
Chemicals	1.8

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Industry (cont’d.)
Electric Utilities	1.8%
Food Products	1.8
Internet Software & Services	1.8
Energy Equipment & Services	1.7
Machinery	1.6
Biotechnology	1.5
Hotels, Restaurants & Leisure	1.5
Tobacco	1.5
IT Services	1.4
Multi-Utilities	1.2
Real Estate Investment Trust	1.2
Metals & Mining	1.1
Air Freight & Logistics	1.0
Multiline Retail	0.9
Consumer Finance	0.8
Road & Rail	0.7
Electronic Equipment & Instruments	0.6
Internet & Catalog Retail	0.6
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Textiles, Apparel & Luxury Goods	0.5
Automobiles	0.4
Life Sciences Tools & Services	0.4
U.S. Treasury Security	0.4
Household Durables	0.3
Wireless Telecommunication Services	0.3
Auto Components	0.2
Construction & Engineering	0.2
Containers & Packaging	0.2
Diversified Consumer Services	0.2
Independent Power Producers & Energy Traders	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Airlines	0.1
Distributors	0.1
Gas Utilities	0.1
Home Builders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Professional Services	0.1
Thrifts & Mortgage Finance	0.1
Trading Companies & Distributors	0.1

107.9
Liabilities in excess of other assets	(7.9)

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	27

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due to broker—variation margin	$328,340	*	—	—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$1,504,628

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$110,761

For the six months ended March 31, 2010, the Portfolio’s average value at trade date for futures long position was $20,676,494.

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MARCH 31, 2010	SEMIANNUAL REPORT

Prudential Stock Index Fund

Statement of Assets and Liabilities

as of March 31, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $64,187,187:
Unaffiliated Investments (cost $487,112,171)	$842,813,930
Affiliated Investments (cost $91,567,826)	92,705,526
Dividends and interest receivable	1,090,025
Receivable for Fund shares sold	819,108
Receivable for investments sold	409,281
Prepaid expenses	6,968

Total assets	937,844,838

Liabilities
Payable to broker for collateral for securities on loan	66,412,040
Payable for Fund shares reacquired	2,757,091
Payable for investments purchased	828,924
Accrued expenses	462,143
Affiliated transfer agent fee payable	122,921
Due to broker—variation margin	94,500
Management fee payable	58,104
Distribution fee payable	56,201
Deferred trustees’ fees	6,368

Total liabilities	70,798,292

Net Assets	$867,046,546

Net assets were comprised of:
Common stock, at par	$33,602
Paid-in capital in excess of par	625,452,444

625,486,046
Undistributed net investment income	3,548,799
Accumulated net realized loss on investment and financial futures transactions	(119,156,098)
Net unrealized appreciation on investments and financial futures contracts	357,167,799

Net assets March 31, 2010	$867,046,546

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($108,462,609 ÷ 4,208,067 shares of beneficial interest issued and outstanding)	$25.77
Maximum sales charge (3.25% of offering price)	.87

Maximum offering price to public	$26.64

Class B
Net asset value, offering price and redemption price per share ($9,706,244 ÷ 377,673 shares of beneficial interest issued and outstanding)	$25.70

Class C
Net asset value, offering price and redemption price per share ($24,389,001 ÷ 950,024 shares of beneficial interest issued and outstanding)	$25.67

Class I
Net asset value, offering price and redemption price per share ($334,441,214 ÷ 12,955,301 shares of beneficial interest issued and outstanding)	$25.82

Class Z
Net asset value, offering price and redemption price per share ($390,047,478 ÷ 15,111,132 shares of beneficial interest issued and outstanding)	$25.81

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	31

Statement of Operations

Six Months Ended March 31, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends	$8,593,288
Affiliated income from securities loaned, net	69,269
Affiliated dividend income	54,715
Unaffiliated interest	1,017

Total income	8,718,289

Expenses
Management fee	1,290,685
Distribution fee—Class A	148,668
Distribution fee—Class B	57,078
Distribution fee—Class C	117,566
Transfer agent fee—Class A (including affiliated expense of $8,400)	73,000
Transfer agent fee—Class B	25,000
Transfer agent fee—Class C (including affiliated expense of $1,900)	27,000
Transfer agent fee—Class I (including affiliated expense of $93,300)	138,000
Transfer agent fee—Class Z (including affiliated expense of $226,100)	305,000
Custodian’s fees and expenses	52,000
Reports to shareholders	35,000
Registration fees	29,000
Trustees’ fees	22,000
Legal fees and expenses	13,000
Audit fee	11,000
Insurance	10,000
Miscellaneous	10,676

Total expenses	2,364,673
Less: Management fee waiver (Note 2)	(946,502)

Net expenses	1,418,171

Net investment income	7,300,118

Realized And Unrealized Gain On Investments
Net realized gain on:
Investment transactions (including affiliated $21,947)	17,486,105
Financial futures transactions	1,504,628

18,990,733

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $394,959)	66,090,348
Financial futures contracts	110,761

66,201,109

Net gain on investments	85,191,842

Net Increase In Net Assets Resulting From Operations	$92,491,960

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2010	Year Ended September 30, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$7,300,118	$18,094,984
Net realized gain (loss) on investment transactions	18,990,733	(10,680,378)
Net change in unrealized appreciation (depreciation) on investments	66,201,109	(98,771,231)

Net increase (decrease) in net assets resulting from operations	92,491,960	(91,356,625)

Dividends from net investment income (Note 1)
Class A	(1,492,326)	(2,119,867)
Class B	(115,611)	(396,427)
Class C	(226,150)	(416,153)
Class I	(6,418,487)	(10,174,616)
Class Z	(7,748,518)	(11,990,706)

	(16,001,092)	(25,097,769)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	105,669,795	185,954,550
Net asset value of shares issued in reinvestment of dividends	14,343,828	22,406,788
Cost of shares reacquired	(176,046,265)	(274,549,233)

Net decrease in net assets from Fund share transactions	(56,032,642)	(66,187,895)

Total increase (decrease)	20,458,226	(182,642,289)

Net Assets
Beginning of period	846,588,320	1,029,230,609

End of period(a)	$867,046,546	$846,588,320

(a) Includes undistributed net investment income of:	$3,548,799	$12,249,773

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	33

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios 8 (formerly Dryden Index Series Fund) (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Company was established as a Delaware business trust on May 11, 1992 and currently consists of one fund, which is the Prudential Stock Index Fund (the “Fund”). Investment operations of the Fund commenced on November 5, 1992. The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of Standard & Poor’s 500 Composite Stock Price Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price.

Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before

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the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts. The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	35

Notes to Financial Statements

(Unaudited) continued

Risk: Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution and transfer agent fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Transfer agent fees are incurred based on shareholder activity and number of accounts for each class.

Dividends and Distributions: Dividends from net investment income and distributions from net capital and currency gains in excess of a capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

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Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .30% of the average daily net assets of the Fund up to $1 billion and .25% in excess of $1 billion. Effective June 1, 2007 to January 31, 2011, the Fund’s manager has agreed to contractually waive a portion of its management fee, so that the effective management fee for the Fund will be .08% of the average daily net assets of Fund. The effective management fee rate was .08% of the average daily net assets for the six months ended March 31, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class I and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution, (the “Class A, B and C plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class I and Class Z shares of the Fund.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	37

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution- related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it received $21,050 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2010. From these fees, PIMS paid sales charges to dealers who in turn paid commissions to salespersons, and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2010, it received $110, $1,072 and $767 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009 , the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2010.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

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agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. The Fund’s Class I and Class Z shares are subject to a transfer agent fee of .07% and .13% of the average daily net assets of the Class I and Class Z shares, respectively. Classes A, B, and C each compensate PMFS for its services as they are incurred.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wells Fargo Advisors, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2010, the Fund incurred approximately $17,100 in total networking fees of which approximately $2,300 was paid to Wells Fargo through December 31, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2010, PIM has been compensated approximately $25,600 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series) (the “Portfolio”), a portfolio of the Prudential Investment Portfolios 2 (formerly Dryden Core Investment Fund). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2010 aggregated $27,529,469 and $97,190,719 respectively.

Note 5. Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2009 of approximately $113,784,000 of which $63,639,000 expires in 2011, $1,967,000 expires in 2012, $16,903,000 expires in 2013 and $31,275,000 expires in 2014. The Fund utilized approximately $787,000 of its capital loss carryforward during fiscal year ended September 30, 2009. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of this amount. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	39

Notes to Financial Statements

(Unaudited) continued

The Fund elected to treat post-October capital losses of approximately $9,075,000 as having been incurred in the fiscal year ending September 30, 2010.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$593,728,219	$384,412,194	($42,620,957)	$341,791,237

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class I and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Certain investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge, although they are not subject to an initial sales charge. Class B shares are sold with a contingent deferred sales charge (CDSC) which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are not available for purchase by new investors. Class I and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into five classes, designated Class A, Class B, Class C, Class I and Class Z.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2010:
Shares sold	747,089	$18,317,656
Shares issued in reinvestment of dividends	53,504	1,301,741
Shares reacquired	(546,939)	(13,344,858)

Net increase (decrease) in shares outstanding before conversion	253,654	6,274,539
Shares issued upon conversion from Class B	50,149	1,241,053

Net increase (decrease) in shares outstanding	303,803	$7,515,592

Year ended September 30, 2009:
Shares sold	960,089	$19,486,099
Shares issued in reinvestment of dividends	100,124	1,762,193
Shares reacquired	(980,453)	(19,499,415)

Net increase (decrease) in shares outstanding before conversion	79,760	1,748,877
Shares issued upon conversion from Class B	358,693	7,037,924

Net increase (decrease) in shares outstanding	438,453	$8,786,801

Class B
Six months ended March 31, 2010:
Shares sold	4,055	$97,005
Shares issued in reinvestment of dividends	4,645	113,093
Shares reacquired	(117,335)	(2,877,345)

Net increase (decrease) in shares outstanding before conversion	(108,635)	(2,667,247)
Shares reacquired upon conversion into Class A	(50,201)	(1,241,053)

Net increase (decrease) in shares outstanding	(158,836)	$(3,908,300)

Year ended September 30, 2009:
Shares sold	15,931	$318,781
Shares issued in reinvestment of dividends	21,563	379,720
Shares reacquired	(282,588)	(5,588,645)

Net increase (decrease) in shares outstanding before conversion	(245,094)	(4,890,144)
Shares reacquired upon conversion into Class A	(359,466)	(7,037,924)

Net increase (decrease) in shares outstanding	(604,560)	$(11,928,068)

Prudential Investment Portfolios 8/Prudential Stock Index Fund	41

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2010:
Shares sold	42,787	$1,033,438
Shares issued in reinvestment of dividends	8,930	217,004
Shares reacquired	(89,009)	(2,152,800)

Net increase (decrease) in shares outstanding	(37,292)	$(902,358)

Year ended September 30, 2009:
Shares sold	121,141	$2,419,426
Shares issued in reinvestment of dividends	21,299	374,871
Shares reacquired	(263,284)	(5,145,545)

Net increase (decrease) in shares outstanding	(120,844)	$(2,351,248)

Class I
Six months ended March 31, 2010:
Shares sold	637,940	$15,654,525
Shares issued in reinvestment of dividends	239,323	5,822,730
Shares reacquired	(1,741,202)	(42,380,621)

Net increase (decrease) in shares outstanding	(863,939)	$(20,903,366)

Year ended September 30, 2009:
Shares sold	2,313,460	$45,895,631
Shares issued in reinvestment of dividends	511,877	9,003,913
Shares reacquired	(4,206,872)	(82,558,666)

Net increase (decrease) in shares outstanding	(1,381,535)	$(27,659,122)

Class Z
Six months ended March 31, 2010:
Shares sold	2,881,666	$70,567,171
Shares issued in reinvestment of dividends	283,044	6,889,260
Shares reacquired	(4,782,881)	(115,290,641)

Net increase (decrease) in shares outstanding	(1,618,171)	$(37,834,210)

Year ended September 30, 2009:
Shares sold	5,841,390	$117,834,613
Shares issued in reinvestment of dividends	618,888	10,886,091
Shares reacquired	(8,054,760)	(161,756,962)

Net increase (decrease) in shares outstanding	(1,594,482)	$(33,036,258)

Note 7. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about

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Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements are issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	43

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2010(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$23.48

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investment transactions	2.50

Total from investment operations	2.68

Less Dividends:
Dividends from net investment income	(.39)

Net asset value, end of period	$25.77

Total Return(b):	11.49%
Ratios/Supplemental Data:
Net assets, end of period (000)	$108,463
Average net assets (000)	$99,363
Ratios to average net assets(a)(d):
Expenses, including distribution and service (12b-1) fees	.57	%(f)
Expenses, excluding distribution and service (12b-1) fees	.27	%(f)
Net investment income	1.46	%(f)
For Class A, B, C, I and Z shares:
Portfolio turnover rate	3	%(g)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .79% for the six months ended March 31, 2010 and .83%, .70%, .67%, .67% and .64% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .49% for the six months ended March 31, 2010 and .53%, .42%, .42%, .42% and .39% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The net investment income ratios would have been 1.24% for the six months ended March 31, 2010 and 1.88%, 1.49%, 1.36%, 1.30% and 1.32% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods of less than a full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through January 31, 2008.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Calculated based upon average shares outstanding during the period.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class A
Year Ended September 30,
2009(e)	2008		2007		2006		2005

$26.17	$34.18		$29.98		$27.57		$25.05

.42	.53		.46		.38		.44
(2.51)	(8.04)		4.23		2.41		2.44

(2.09)	(7.51)		4.69		2.79		2.88

(.60)	(.50)		(.49)		(.38)		(.36)

$23.48	$26.17		$34.18		$29.98		$27.57

(7.22)%	(22.23)%		15.81%		10.21%		11.59%

$91,654	$90,714		$113,940		$85,357		$77,898
$74,427	$103,974		$97,885		$81,562		$75,078

.61%	.49	%(c)	.59	%(c)	.65	%(c)	.64	%(c)
.31%	.21%		.34%		.40%		.39%
2.10%	1.70%		1.44%		1.32%		1.51%

6%	4%		3%		3%		3%

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	45

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2010(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$23.37

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investment transactions	2.49

Total from investment operations	2.55

Less Dividends:
Dividends from net investment income	(.22)

Net asset value, end of period	$25.70

Total Return(b):	10.97%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,706
Average net assets (000)	$11,445
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	1.55	%(e)
Expenses, excluding distribution and service (12b-1) fees	.55	%(e)
Net investment income	.49	%(e)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.77% for the six months ended March 31, 2010 and 1.67%, 1.52%, 1.52%, 1.55% and 1.51% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .77% for the six months ended March 31, 2010 and .67%, 52%, .52%, .55% and .51% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The net investment income ratios would have been .27% for the six months ended March 31, 2010 and 1.15%, .73%, .50%, .43% and .65% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods of less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Calculated based upon average shares outstanding during the period.
(e)	Annualized.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class B

Year Ended September 30,

2009(d)	2008	2007	2006	2005

$25.92	$33.86	$29.70	$27.29	$24.79

.27	.23	.20	.16	.19
(2.43)	(7.92)	4.22	2.39	2.48

(2.16)	(7.69)	4.42	2.55	2.67

(.39)	(.25)	(.26)	(.14)	(.17)

$23.37	$25.92	$33.86	$29.70	$27.29

(7.86)%	(22.85)%	14.96%	9.39%	10.78%

$12,538	$29,580	$64,637	$82,204	$95,284
$15,863	$47,301	$77,195	$88,427	$104,121

1.45%	1.31%	1.34%	1.40%	1.40%
.45%	.31%	.34%	.40%	.40%
1.37%	.94%	.68%	.58%	.75%

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	47

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2010(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$23.33

Income (loss) from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss) on investment transactions	2.49

Total from investment operations	2.57

Less Dividends:
Dividends from net investment income	(.23)

Net asset value, end of period	$25.67

Total Return(b):	11.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,389
Average net assets (000)	$23,573
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	1.35	%(e)
Expenses, excluding distribution and service (12b-1) fees	.35	%(e)
Net investment income	.68	%(e)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.57% for the six months ended March 31, 2010 and 1.63%, 1.57%, 1.47%, 1.46% and 1.43% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .57% for the six months ended March 31, 2010 and .63%, 57%, .47%, .46% and .43% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The net investment income ratios would have been .46% for the six months ended March 31, 2010 and 1.11%, .64%. .56%, .52% and .72% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods of less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Calculated based upon average shares outstanding during the period.
(e)	Annualized.

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Class C
Year Ended September 30,
2009(d)	2008	2007	2006	2005

$25.90	$33.86	$29.71	$27.29	$24.79

.26	.25	.21	.16	.19
(2.45)	(7.96)	4.20	2.40	2.48

(2.19)	(7.71)	4.41	2.56	2.67

(.38)	(.25)	(.26)	(.14)	(.17)

$23.33	$25.90	$33.86	$29.71	$27.29

(7.98)%	(22.91)%	14.92%	9.42%	10.78%

$23,032	$28,701	$45,085	$42,921	$48,051
$20,821	$37,334	$44,982	$45,636	$50,981

1.41%	1.36%	1.36%	1.40%	1.40%
.41%	.36%	.36%	.40%	.40%
1.33%	.85%	.67%	.58%	.75%

Prudential Investment Portfolios 8/Prudential Stock Index Fund	49

Financial Highlights

(Unaudited) continued

	Class I
	Six Months Ended March 31, 2010(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$23.55

Income (loss) from investment operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	2.52

Total from investment operations	2.74

Less Dividends:
Dividends from net investment income	(.47)

Net asset value, end of period	$25.82

Total Return(b):	11.77%
Ratios/Supplemental Data:
Net assets, end of period (000)	$334,441
Average net assets (000)	$326,153
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	.21	%(e)
Expenses, excluding distribution and service (12b-1) fees	.21	%(e)
Net investment income	1.82	%(e)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .43% for the six months ended March 31, 2010 and .43%, .40%, .34%, .31% and .31% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .43% for the six months ended March 31, 2010 and .43%, .40%, .34%, .31% and .31% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The net investment income ratios would have been 1.60% for the six months ended March 31, 2010 and 2.31%. 1.82%, 1.69%, 1.67% and 1.84% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods of less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Calculated based upon average shares outstanding during the period.
(e)	Annualized.

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Class I

Year Ended September 30,

2009(d)	2008	2007	2006	2005

$26.26	$34.31	$30.08	$27.66	$25.12

.51	.71	.62	.53	.51
(2.54)	(8.16)	4.20	2.36	2.48

(2.03)	(7.45)	4.82	2.89	2.99

(.68)	(.60)	(.59)	(.47)	(.45)

$23.55	$26.26	$34.31	$30.08	$27.66

(6.85)%	(22.02)%	16.23%	10.56%	11.99%

$325,476	$399,244	$703,556	$777,551	$978,627
$288,944	$567,523	$741,032	$860,728	$1,014,636

.21%	.19%	.26%	.30%	.30%
.21%	.19%	.26%	.30%	.30%
2.53%	2.03%	1.77%	1.68%	1.85%

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	51

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2010(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$23.54

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	2.52

Total from investment operations	2.73

Less Dividends:
Dividends from net investment income	(.46)

Net asset value, end of period	$25.81

Total Return(b):	11.72%
Ratios/Supplemental Data:
Net assets, end of period (000)	$390,047
Average net assets (000)	$402,111
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	.27	%(e)
Expenses, excluding distribution and service (12b-1) fees	.27	%(e)
Net investment income	1.75	%(e)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .49% for the six months ended March 31, 2010 and .48%, .45%, .42%, .40% and .41% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .49% for the six months ended March 31, 2010 and .48%, 45%, .42%, .40% and .41% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively. The net investment income ratios would have been 1.53% for the six months ended March 31, 2010 and 2.26%. 1.75%, 1.61%, 1.57% and 1.74% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods of less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Calculated based upon average shares outstanding during the period.
(e)	Annualized.

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Class Z
Year Ended September 30,
2009(d)	2008	2007	2006	2005

$26.25	$34.29	$30.07	$27.64	$25.10

.50	.63	.60	.51	.51
(2.54)	(8.09)	4.19	2.35	2.45

(2.04)	(7.46)	4.79	2.86	2.96

(.67)	(.58)	(.57)	(.43)	(.42)

$23.54	$26.25	$34.29	$30.07	$27.64

(6.93)%	(22.05)%	16.11%	10.53%	11.86%

$393,887	$480,992	$693,797	$667,849	$716,185
$351,797	$599,595	$684,731	$697,473	$775,321

.26%	.24%	.34%	.39%	.40%
.26%	.24%	.34%	.39%	.40%
2.48%	1.96%	1.69%	1.58%	1.75%

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	53

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Trustees.

The individuals listed in the table below were elected as trustees of the Fund. All trustees, with the exception of Mr. Benjamin, served as trustees to the Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	11,916,363.252	206,139.321

Linda W. Bynoe	11,911,331.614	211,170.959

Michael S. Hyland	11,914,147.391	208,355.182

Douglas H. McCorkindale	11,915,183.510	207,319.063

Stephen P. Munn	11,917,080.566	205,422.007

Richard A. Redeker	11,917,023.690	205,478.883

Robin B. Smith	11,914,422.953	208,079.620

Stephen G. Stoneburn	11,916,685.306	205,817.267

Judy A. Rice	11,911,456.744	211,045.829

Scott E. Benjamin	11,912,016.563	210,486.010

54	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS

Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Stock Index Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios 8 name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Stock Index Fund
Share Class	A	B	C	I	Z
NASDAQ	PSIAX	PBSIX	PSICX	PDSIX	PSIFX
CUSIP	74441F108	74441F207	74441F306	74441F405	74441504

MF174E2    0179192-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)    (1)    Code of Ethics – Not required, as this is not an annual filing.

        (2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

        (3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Prudential Investment Portfolios 8

By:	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date: May 25, 2010

By:	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date: May 25, 2010